Related party transactions (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits	SFr 579,815	SFr 482,228	SFr 927,505	SFr 922,664
Consulting fees	5,375	77,883	9,725	123,707
Share-based compensation	420,862	556,724	783,540	1,822,104
Key management compensation	1,006,052	SFr 1,116,835	1,720,770	SFr 2,868,475
Board of Directors and Executive Management
Related party transactions
Net payable	SFr 0		SFr 0		SFr 100,000